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                               AEHR TEST SYSTEMS
                               400 KATO TERRACE
                               FREMONT, CA 94539


                                                 August 28, 2007

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the fiscal year ended
May 31, 2007.

Sincerely,

AEHR TEST SYSTEMS

Jim Ryan
Corporate Controller